Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Summary of Earnings Per Share Basic and Diluted
The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the three and six months ended June 30, 2021, and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Numerator:
Net loss attributed to WeWork Inc.	$(888,845)	$(863,829)	$(2,921,200)	$(1,047,698)

Net loss attributable to Class A and Class B Common Stockholders (1)	$(888,845)	$(863,829)	$(2,921,200)	$(1,047,698)

Denominator:
Basic shares:
Weighted-average shares - Basic	175,941,649	170,754,546	173,751,116	170,691,538

Diluted shares:
Weighted-average shares - Diluted	175,941,649	170,754,546	173,751,116	170,691,538

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(5.05)	$(5.06)	$(16.81)	$(6.14)

Diluted	$(5.05)	$(5.06)	$(16.81)	$(6.14)

The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(Amounts in thousands, except share and per share data)	2020	2019	2018
Numerator:
Net loss attributed to WeWork Inc.	$(3,129,358)	$(3,264,738)	$(1,610,792)

Net loss attributable to Class A and Class B Common Stockholders	$(3,129,358)	$(3,264,738)	$(1,610,792)

Denominator:
Basic shares:
Weighted-average shares - Basic	170,275,761	168,436,109	163,148,918

Diluted shares:
Weighted-average shares - Diluted	170,275,761	168,436,109	163,148,918

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(18.38)	$(19.38)	$(9.87)

Diluted	$(18.38)	$(19.38)	$(9.87)

(1)	The three and six months ended June 30, 2021 are comprised of only Class A Common Shares as noted above

BOWX ACQUISITION CORP [Member]
Schedule of Investments [Line Items]
Summary of Earnings Per Share Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021	For the Period from May 19, 2020 (Inception) through June 30, 2020
Class A common stock
Numerator:
Net gain from investments held in Trust Account	$12,297	$59,364	$—
Less: Company’s portion available to be withdrawn to pay taxes	(12,297)	(59,364)	—

Net income attributable to Class A common stock	$—	$—	$—
Denominator:
Weighted average shares outstanding of Class A common stock , basic and diluted	48,300,000	48,300,000	—

Basic and diluted net income per share, Class A common stock	$—	$—	$—

Class B common stock
Numerator:
Net loss	$(11,183,715)	$(16,800,861)	$(23,465)
Less: Net income attributable to Class A common stock	—	—	—

Net loss attributable to Class B common stock	$(11,183,715)	$(16,800,861)	$(23,465)
Denominator:
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	12,075,000	10,500,000

Basic and diluted net loss per share, Class B common stock	$(0.93)	$(1.39)	$(0.00)